Taxation - Movement of Valuation Allowances (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
At beginning of year	¥ 40,143	¥ 21,538	¥ 2,906
Current year additions	741	22,585	18,688
Current year reversals	(34,639)	(3,980)	(56)
At end of year	¥ 6,245	¥ 40,143	¥ 21,538